Employee Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2018
Employee Benefit Plans [Abstract]
Information On Pension Plans
	U.S. Plans		Non U.S. Plans
(in millions)	2018	2017	2018	2017
Changes in benefit obligation:
Benefit obligation, beginning of year	$75.3	$79.5	$149.8	$162.6
Service cost	0.4	0.4	2.0	2.5
Interest cost	2.7	2.7	3.6	3.3
Actuarial (gain) loss	(4.2)	(3.4)	1.5	(18.2)
Curtailments	—	—	—	(0.3)
Benefits paid	(3.7)	(3.9)	(5.3)	(6.7)
Foreign currency exchange rate changes	—	—	(2.7)	6.6
Benefit obligation, end of year	70.5	75.3	148.9	149.8
Changes in plan assets:
Fair value of plan assets, beginning of year	68.9	63.9	115.9	112.6
Actual return on plan assets	3.7	7.4	1.9	(1.4)
Employer contributions	0.4	1.5	5.6	7.0
Benefits paid	(3.7)	(3.9)	(5.3)	(6.8)
Foreign currency exchange rate changes	—	—	(2.3)	4.5
Fair value of plan assets, end of year	69.3	68.9	115.8	115.9
Funded Status	$(1.2)	$(6.4)	$(33.1)	$(33.9)
Amounts recognized in statement of financial position
Deferred charges and other	$0.1	$—	$3.2	$0.2
Other accrued expenses	0.4	0.4	0.4	0.3
Other long-term liabilities	0.9	6.0	35.9	33.8
Accumulated other comprehensive loss	7.5	12.0	35.8	34.1
Weighted average assumptions
Discount rate	3.70%	3.70%	1.00 - 8.30%	1.13 - 7.50%
Expected return on plan assets	7.00%	7.00%	1.00 - 3.70%	1.13 - 4.13%
Rate of compensation increase	N/A	N/A	2.25 - 7.00%	1.37 - 7.00%

Amounts Reclassified From Accumulated Other Comprehensive Loss Associated With Employee Benefit Plan Costs

(in millions)	2018	2017	2016
Cost of goods sold	$1.9	$3.2	$1.5
Selling expenses	0.4	0.8	0.3
General and administrative expenses	0.2	0.3	0.1
Amounts reclassified from AOCI to continuing operations	$2.5	$4.3	$1.9
Amounts reclassified from AOCI to discontinued operations	$0.7	$1.2	$0.5

Components Of Net Periodic Benefit Cost

	U.S. Plans			Non U.S. Plans
(in millions)	2018	2017	2016	2018	2017	2016
Service cost	$0.4	$0.4	$0.2	$2.0	$2.5	$2.0
Interest cost	2.7	2.7	3.1	3.6	3.3	4.2
Expected return on assets	(4.5)	(4.4)	(4.4)	(4.2)	(4.1)	(4.1)
Settlement and curtailment	—	—	—	0.1	0.3	0.1
Recognized net actuarial loss	1.1	1.6	0.6	1.4	2.7	0.6
Net periodic benefit cost	$(0.3)	$0.3	$(0.5)	$2.9	$4.7	$2.8
Weighted average assumptions
Discount rate	3.50%	3.50%	4.25%	1.13 - 7.50%	1.00 - 8.68%	1.75 - 7.00%
Expected return on plan assets	7.00%	7.00%	7.25%	1.13 - 4.13%	1.00 - 3.70%	1.75 - 4.53%
Rate of compensation increase	N/A	N/A	N/A	1.37 - 7.00%	2.25 - 7.00%	2.25 - 5.50%

Summary Of Allocation Of Pension Plan Assets

	U.S. Plans		Non U.S. Plans
Asset Type	2018	2017	2018	2017
Equity Securities	63%	63%	—%	—%
Fixed Income Securities	33%	34%	19%	19%
Other	4%	3%	81%	81%
Total	100.0%	100%	100%	100%

Fair Value Of Pension Plan Assets By Asset Category

	September 30, 2018				September 30, 2017
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash & cash equivalents	$8.4	$—	$—	$8.4	$9.0	$—	$—	$9.0
Equity	25.6	—	—	25.6	31.1	—	—	31.1
Fixed income securities	21.0	—	—	21.0	21.0	—	—	21.0
Foreign equity	17.4	—	—	17.4	11.3	—	—	11.3
Foreign fixed income securities	2.1	21.9	—	24.0	2.1	21.6	—	23.7
Life insurance contracts	—	38.7	—	38.7	—	37.7	—	37.7
Other	2.5	47.5	—	50.0	1.8	49.2	—	51.0
Total plan assets	$77.0	$108.1	$—	$185.1	$76.3	$108.5	$—	$184.8

Schedule Of Benefit Payments Expected To Be Paid

(in millions)	Amount
2019	$8.0
2020	8.2
2021	8.7
2022	8.6
2023	9.0
2024-2027	52.1